--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                   New England Intermediate Term
                                                     Tax Free Fund of California

                                                               [graphic omitted]

--------------
JUNE 30, 1998
--------------

                                                                     August 1998

[Photo of Henry L.P. Schmelzer]

DEAR SHAREHOLDER:

Investors had reason for comfort during the first half of 1998.

After stunning gains in each of the last three years, the stock market behaved more like its customary self: Major market indicators moved up for a time, slid back and were once again in recovery mode at the end of the period. This pattern largely reflected investors' responses to fast-changing events in Asia. Unpredictable markets call to mind the long-term experience of millions of mutual fund investors; those of us who held firm to our plans as markets entered difficult periods were often rewarded as markets recovered. The longer you stay invested the less interim ups and downs -- here or overseas -- should concern you.

News from the Far East drove bond market sentiment as well. In the United States, faltering Asian economies meant lower prices on many imported goods, putting pressure on prices and corporate earnings. With slower growth now a real possibility and with little immediate evidence of inflation, the Federal Reserve Board left short-term interest rates unchanged, while long-term rates fell to record lows in mid-June.

In the pages that follow, you can read about how your Fund's management dealt with the disruptions in the Pacific region and their impact on our domestic economy. But beyond Asia's present problems, and notwithstanding the inevitable ebb and flow of our own business cycle, there are reasons to be optimistic about investment prospects over the next several years. For example, vast, under-served populations in China and elsewhere represent huge potential demand for consumer goods. Here in the United States, there is the prospect of a demography-driven spending wave, as millions of baby-boomers enter their peak consumption years. Events may turn out differently -- volatility will always be part of investing -- but as much as the markets may waver, the watchwords for many long-term investors are constant: diversify and persist.

While you are thinking about your investments, take a few minutes to review your portfolio. It's possible that three years of strong market gains have tilted your holdings disproportionately toward aggressive stock funds. If so, you and your financial representative can adjust the balance easily using some of New England Funds' more conservative equity or bond funds to reallocate your assets in line with your long-term goals and comfort level. Once you are satisfied with your portfolio's balance, be sure to stay in touch with your financial professional, invest regularly and don't try to guess what the market will do next.

Thank you for your continued support of New England Funds.

Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer
    President

PREPARING FOR THE YEAR 2000
--------------------------------------------------------------------------------
New England Funds continues to work to provide high quality service as we move into the new century. Since last year we have devoted significant resources to identifying, analyzing and resolving computer issues related to Year 2000. As a further measure, we have focused on year-end 1998 as a target for preparedness by vendor and service agency systems that we rely on for support. We expect major systems to be ready before the end of the year, with a year of quality assurance to follow.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------

                                        Investment Results Through June 30, 1998
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in the New England Intermediate Term Tax Free Fund of California's Class A Shares compared to the Lehman Municipal Index and the Cost of Living. The data for this chart are as follows:]

                                       With
                                      Maximum     Lehman
                         Net Asset     Sales     Municipal     Cost of
                         Value(1)    Charge(2)   Index (4)     Living(5)

4/23/93                   $10,000     $ 9,750     $10,000       $10,000
   6/93                   $10,258     $10,002     $10,224       $10,028
   6/94                   $10,458     $10,197     $10,244       $10,277
   6/95                   $10,989     $10,715     $11,145       $10,590
   6/96                   $11,867     $11,571     $11,885       $10,881
   6/97                   $12,760     $12,441     $12,955       $11,131
   6/98                   $13,608     $13,268     $14,076       $11,305

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will differ from that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

                              Average Annual Total Returns and Yields -- 6/30/98
--------------------------------------------------------------------------------

   CLASS A (Inception 4/23/93)  6 MONTHS     1 YEAR    5 YEARS   SINCE INCEPTION
   Net Asset Value(1)             1.82%       6.65%     5.82%        6.12%
   With Max. Sales Charge(2)     -0.70        3.95      5.27         5.61
--------------------------------------------------------------------------------

   CLASS B (Inception 9/13/93)  6 MONTHS        1 YEAR           SINCE INCEPTION
   Net Asset Value(1)             1.45%          5.88%                4.19%
   With CDSC(3)                  -3.52           0.88                 3.84
--------------------------------------------------------------------------------

                                                            SINCE      SINCE
                                                          INCEPTION   INCEPTION
   COMPARATIVE PERFORMANCE     6 MONTHS 1 YEAR   5 YEARS   CLASS A*   CLASS B**
   Lehman Municipal Index(4)    2.69%    8.66%     6.46%    6.70%      6.06%
   Lipper CA Inter.
     Municipal Avg.(6)          1.92      6.44     5.31     5.51       4.92
--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.
 *calculated from 4/30/93
**calculated from 9/30/93

--------------------------------------------------------------------------------
                               CLASS A      CLASS B
   SEC 30-day Yield7             4.40%        3.78%
   Taxable Equivalent Yield(8)   8.04         6.90
--------------------------------------------------------------------------------

         NOTES TO CHARTS
(1)Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2)With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.5% at the time of purchase of Class A shares.
(3)With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum
   5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.
(4)Lehman Municipal Index is an unmanaged index of bonds having maturities of more than one year issued by states, municipalities and other governmental entities. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
(5)Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, as calculated by the U.S. Bureau of Labor Statistics.
(6)Lipper California Intermediate Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.
(7)SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.
(8)Taxable equivalent yield is based on the maximum combined federal and California state income tax bracket of 45.22%. The alternative minimum tax and some other federal and state taxes may apply but are not reflected here.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------
                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of James Welch]

James Welch
Back Bay Advisors, L.P.

Q. How did New England Intermediate Term Tax Free Fund of California perform over the past six months?

For the six months ending June 30, 1998, the Fund's Class A shares produced a total return of 1.82%, reflecting a $0.05 per share decline in net asset value to $7.82 and the reinvestment of $0.192 per share in dividend distributions.

Q. What was the investment environment for California municipal bonds?

California's economy continued its dramatic turnaround from the severe recession it experienced earlier in the decade. As a result of the state's healthy economic and fiscal conditions, investor demand for California municipal bonds remained strong.

During a period when investors were watching the effects of Asia's economic difficulties on the U.S. economy, interest rates in the United States remained generally steady. The yield on the 30-year U.S. Treasury bond moved between 5.65% and 5.90%, its narrowest range in 20 years. In the United States, economic growth was robust and inflation remained low. Measured by gross domestic product, the economy grew at a 5.4% annualized rate in the first quarter, unemployment reached a 28-year low and consumer confidence was high. Typically, strength of this magnitude stimulates investor concern about inflation. However, investors believed that a slowdown in the Asian economies could offset some of the economy's vigor -- a development that would be positive for the bond market.

The economy's strength helped to improve the creditworthiness of municipalities by generating higher tax revenue. Some municipalities took advantage of the interest rate environment to refinance outstanding debt at lower rates or to finance new projects. As a result, municipal bond issuance rose substantially in the first half of your Fund's fiscal year. In the face of stable demand, the heavy supply in the tax-exempt market -- compared to a reduced supply of U.S. Treasuries -- kept municipal bond yields relatively high compared to their taxable counterparts as issuers competed for investors' dollars.

Q. What strategies did you use in managing the Fund?

We took advantage of the positive investment environment for California municipal bonds, emphasizing quality, income and value. As of June 30, 1998, the Fund's average credit quality was A+, while maintaining an average maturity in the 11-year vicinity and an average duration of nearly six years. Maturity and duration are two measures of interest rate sensitivity. In general, the longer a bond's maturity or duration, the greater the tendency that the bond would increase in value as interest rates decline. During the six-month period, the Fund's maturity and duration were relatively long for an intermediate-term fund.

                      CREDIT QUALITY COMPOSITION -- 6/30/98

                       AAA                          40.5%
                       A                            26.2%
                       BBB                          18.8%
                       AA                            7.4%
                       NR/Other                      7.1%



                         Average Portfolio Quality = A+

     Quality is based on ratings provided by Standard & Poor's, and Moody's
          Investors Service. Portfolio holdings are subject to change.

                     Average Portfolio Maturity = 11 Years

We focused on bonds that we believed would benefit the most from the state's strong economic and financial position, such as state and local general obligation bonds. We targeted higher- rated bonds with intermediate maturities of 10 to 15 years. In our opinion, these bonds offered the most attractive relative value because they provided nearly the same yield as lower-rated, longer-term bonds -- with much less price volatility. We selected either bonds with lower coupons (fixed rates of interest) or those with higher coupons that were non-callable (cannot be retired prior to maturity). The combination helped the Fund to balance potential price appreciation -- in the event of falling interest rates -- while providing a secure stream of income.

Q. What is your outlook for California municipal bonds?

We expect California's investment environment to remain extremely attractive. The state's economy continues to flourish, which should produce rising tax receipts for municipalities and benefit shareholders. State and local officials appear to be managing the fiscal recovery well, and voters seem to support a reduction in municipal borrowing. This combination should strengthen the state's financial operations even further and limit the supply of new bonds, which would be positive for California municipal bond prices.

Meanwhile, we believe the Asian economic situation and its impact on the U.S. economy will dictate the overall direction of interest rates. Near term, however, we think interest rates could head lower as demand for U.S. Treasury securities remains steady.

Portfolio commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

--------------------------------------------------------------------------------------------------------
                                          PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------------------------------
Investments as of June 30, 1998
(unaudited)

TAX EXEMPT OBLIGATIONS--103.7% OF TOTAL NET ASSETS
                                                                   RATINGS (c)
                                                                   (UNAUDITED)
                                                            ------------------------
 FACE                                                                      STANDARD
AMOUNT        ISSUER                                          MOODY'S      & POOR'S       VALUE (a)
-------------------------------------------------------------------------------------------------------
              CALIFORNIA--90.8%
$  1,000,000  Alameda Public Financing Revenue, 6.125%,
                9/02/09  .................................       --           --           $ 1,023,030
   1,000,000  Anaheim Public Financing Authority, Series
                C, 6.000%, 9/01/16, (FSA) ................      Aaa          AAA             1,124,720
   1,000,000  Berkeley Health Facility, Pre-refunded,
                6.500%, 12/01/11  ........................      Aaa          AAA             1,101,800
   1,000,000  California Educational Facilities Authority,
                7.000%, 1/01/04  .........................      Aaa          AAA             1,036,130
   1,120,000  California Housing Finance Agency, 6.250%,
                8/01/16  .................................      Aa2          AA-             1,211,224
   2,750,000  California Pollution Control Financing
                Authority, 5.900%, 6/01/14 ...............       A2            A             3,022,305
   1,000,000  California Pollution Control Financing
                Authority, Series A, 6.900%, 9/01/06  ....       --           A+             1,051,270
   1,250,000  California Pollution Control Solid Waste,
                5.800%, 12/01/16  ........................       A3           A-             1,309,600
   1,000,000  California State, 7.000%, 6/01/02, (FGIC)  .      Aaa          AAA             1,101,660
   1,000,000  California State Public Works, 5.500%,
                6/01/10 ..................................      Aa3           A+             1,076,980
   1,000,000  California State Public Works Board Revenue,
                5.500%, 6/01/14, (MBIA) ..................      Aaa          AAA             1,071,420
   1,540,000  Duarte Certificates of Participation,
                6.125%, 4/01/13  .........................     Baa1           --             1,620,819
   1,295,000  Fresno United School District, 6.600%,
                3/01/99 ..................................      A3            --             1,318,698
   2,030,000  Fresno United School District, 7.250%,
                3/01/07 ..................................      A3            --             2,222,160
   2,000,000  Midpeninsula Regional Open Space, Zero
                Coupon, 9/01/16, (AMBAC)  ................      Aaa          AAA               790,400
     725,000  Pleasanton Financing Authority, 5.600%,
                9/02/00  .................................     Baa3           --               744,155
   1,000,000  Riverside County Asset Lease, Series B,
                5.700%, 6/01/16, (MBIA)  .................      Aaa          AAA             1,081,850
   1,000,000  Sacramento Utility District, 3.850%, 11/15/
                06, (FSA) (d)  ...........................      Aaa          AAA             1,000,000
   1,000,000  Sacramento Utility District, Series D,
                6.670%, 11/15/06, (FSA) (d)                     Aaa          AAA             1,134,800
   1,040,000  San Bernardino Joint Powers Financing,
                5.750%, 7/01/15  .........................      Aaa          AAA             1,134,817
   2,000,000  San Diego Port Facilities, 6.600%,
                12/01/02 .................................      --            --             2,117,640
   2,000,000  Santa Monica Malibu School District, 5.250%,
                8/01/17  .................................      Aa3           --             2,065,900
   1,000,000  Southern California Rapid Transit District,
                7.500%, 7/01/05, (MBIA) ..................      Aaa          AAA             1,102,180
   1,285,000  Stanislaus Solid Waste Authority, 7.500%,
                1/01/05  .................................      --           BBB+            1,360,031
   2,000,000  Stanislaus Solid Waste Authority, 7.625%,
                1/01/10  .................................      --           BBB+            2,120,040
     270,000  Valley Health Systems, Series 1993, 6.250%,
                5/15/99  .................................      --           BBB-              272,576
   2,000,000  Valley Health Systems, Series A, 6.500%,
                5/15/15  .................................      --           BBB-            2,183,020
   2,000,000  West & Central Basin Financing Authority,
                Series C, 6.220%, 8/01/06, (AMBAC)  ......      Aaa          AAA             2,187,820
                                                                                           -----------
                                                                                            38,587,045
                                                                                           -----------
              PUERTO RICO--6.4%
   1,000,000  Commonwealth Highway & Transportation,
                Series Z,
                6.250%, 7/01/14, (MBIA)  .................      Aaa          AAA             1,169,140
   1,500,000  Commonwealth Highway & Transportation,
                Series Y,
                5.500%, 7/01/26  .........................     Baa1           A              1,544,115
                                                                                           -----------
                                                                                             2,713,255
                                                                                           -----------
              U.S. VIRGIN ISLANDS--6.5%
   1,750,000  U.S. Virgin Islands Public Finance
                Authority, 7.700%, 10/01/04                     --           BBB           $ 1,868,212
     825,000  U.S. Virgin Islands Territory, Public
                Finance Authority,
                7.750%, 10/01/06  ........................      --            --               906,502
                                                                                           -----------
                                                                                             2,774,714
                                                                                           -----------
              Total Tax Exempt Obligations
                (Identified Cost $42,422,837) ............                                  44,075,014
                                                                                           -----------
              Total Investments--103.7% (Identified Cost
                $42,422,837) (b)                                                            44,075,014
              Other assets less liabilities  .............                                  (1,568,403)
                                                                                           -----------
              Total Net Assets--100%  ....................                                 $42,506,611
                                                                                           ===========
(a)        See Note 1a of Notes to Financial Statements.
(b)        Federal Tax Information: At June 30, 1998 the net unrealized appreciation on investments based on cost of $42,422,837 for federal income tax purposes was as follows:
           Aggregate gross unrealized appreciation for all investments in which there
           is an excess of value over tax cost .......................................     $ 1,728,426
           Aggregate gross unrealized depreciation for all investments in which there
           is an excess of tax cost over value .......................................         (76,249)
                                                                                           -----------
           Net unrealized appreciation ...............................................     $ 1,652,177
                                                                                           ===========
           As of December 31, 1997, the Fund had a net capital loss carryforward of
           $792,200 expiring December 31, 2002.
(c)        The ratings shown are believed to be the most recent ratings available at
           June 30, 1998. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1998. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d)        Variable rate demand note or floating rate security. The rate disclosed is as of June 30, 1998.

Legend of Portfolio abbreviations:
   AMBAC                         American Municipal Bond Assurance Corp.
   FGIC                          Financial Guarantee Insurance Company
   FSA                           Financial Security Assurance
   MBIA                          Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1998
(unaudited)


ASSETS
  Investments at value (Identified cost $42,422,837) ........                           $44,075,014
  Cash ......................................................                                13,582
  Receivable for:
    Fund shares sold ........................................                                11,342
    Dividends and interest ..................................                               685,750
  Prepaid registration expense ..............................                                 5,000
                                                                                        -----------
                                                                                         44,790,688
LIABILITIES
  Payable for:
    Securities purchased ....................................      $2,078,361
    Fund shares redeemed ....................................          91,036
    Dividends declared ......................................          73,413
  Accrued expenses:
    Management fee ..........................................          11,134
    Deferred trustees' fees .................................           5,534
    Accounting and administrative ...........................           1,841
    Other ...................................................          22,758
                                                               --------------
                                                                                          2,284,077
                                                                                        -----------
NET ASSETS ..................................................                           $42,506,611
                                                                                        ===========
  Net Assets consist of:
    Capital paid in .........................................                           $41,949,086
    Undistributed net investment income .....................                               128,143
    Accumulated net realized loss ...........................                            (1,222,795)
    Unrealized appreciation on investments ..................                             1,652,177
                                                                                        -----------
NET ASSETS ..................................................                           $42,506,611
                                                                                        ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($32,921,692 divided by 4,207,283 shares of beneficial
    interest) ...............................................                                 $7.82
                                                                                              =====
Offering price per share (100/97.50 of $7.82) ...............                                 $8.02*
                                                                                              =====
Net asset value and offering price of Class B shares
  ($9,584,919 divided by 1,228,610 shares of beneficial
    interest) ...............................................                                 $7.80**
                                                                                              =====

 *Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount. **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Interest ....................................................                          $1,187,755
  Expenses
    Management fees ...........................................      $ 109,604
    Service fees - Class A ....................................         40,587
    Service and distribution fees - Class B ...................         46,417
    Trustees' fees and expenses ...............................          3,867
    Accounting and administrative .............................         10,400
    Custodian .................................................         32,135
    Transfer agent ............................................         28,875
    Audit and tax services ....................................          9,080
    Legal .....................................................          1,221
    Printing ..................................................         14,591
    Registration ..............................................          7,963
    Amortization of organization expenses .....................          2,870
    Miscellaneous .............................................          3,126
                                                                     ---------
  Total expenses ..............................................        310,736

  Less expenses waived by the investment adviser and subadviser        (98,470)             212,266
                                                                     ---------           ----------

  Net investment income .......................................                             975,489

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
WRITTEN OPTIONS AND FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments - net .........................................        181,679
    Futures contracts - net ...................................        (27,462)
    Written options contracts - net ...........................       (126,284)
                                                                     ---------
  Total realized gain on investments, written options and
    futures contracts .........................................         27,933
                                                                     ---------
  Unrealized depreciation on investments - net ................       (276,616)
                                                                     ---------
  Net loss on investment transactions .........................                            (248,683)
                                                                                         ----------
  NET INCREASE IN NET ASSETS FROM OPERATIONS ..................                          $  726,806
                                                                                         ==========

                           See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(unaudited)

                                                                                       SIX MONTHS
                                                                 YEAR ENDED               ENDED
                                                                DECEMBER 31,            JUNE 30,
                                                                    1997                  1998
                                                               ---------------       ---------------
FROM OPERATIONS
  Net investment income ....................................     $  2,006,993          $    975,489
  Net realized gain on investments, written options and
    futures transactions ...................................          150,648                27,933
  Unrealized appreciation (depreciation) on investments ....          883,350              (276,616)
                                                                 ------------          ------------
  Increase in net assets from operations ...................        3,040,991               726,806
                                                                 ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ................................................       (1,630,169)             (783,254)
    Class B ................................................         (347,491)             (190,484)
                                                                 ------------          ------------
                                                                   (1,977,660)             (973,738)
                                                                 ------------          ------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS  ......................................      (3,687,976)             1,815,901
                                                                 ------------          ------------
  Total increase (decrease) in net assets ..................      (2,624,645)             1,568,969
NET ASSETS
  Beginning of the period ..................................       43,562,287            40,937,642
                                                                 ------------          ------------
  End of the period ........................................     $ 40,937,642          $ 42,506,611
                                                                 ============          ============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period ........................................     $    126,392          $    128,143
                                                                 ============          ============

                           See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
(unaudited)

                                                                            CLASS A
                            ----------------------------------------------------------------------------------------------------
                                 APRIL 23 (a)                                                                         SIX MONTHS
                                   THROUGH                            YEAR ENDED DECEMBER 31,                            ENDED
                                 DECEMBER 31,     ---------------------------------------------------------------       JUNE 30,
                                     1993               1994            1995            1996            1997             1998
                                 ------------           ----            ----            ----            ----           ---------
Net Asset Value, Beginning
  of Period ..............        $  7.50             $  7.84         $  7.08         $  7.65         $  7.66         $  7.87
                                  -------             -------         -------         -------         -------         -------
Income From Investment
  Operations
Net Investment Income ....           0.26                0.38            0.39            0.39            0.39            0.19
Net Realized and
  Unrealized Gain
  (Loss) on Investments ..           0.38               (0.76)           0.57            0.00            0.20           (0.05)
                                  -------             -------         -------         -------         -------         -------
Total From Investment
  Operations                         0.64               (0.38)           0.96            0.39            0.59            0.14
                                  -------             -------         -------         -------         -------         -------
Less Distributions
Distributions From Net
  Investment Income ......          (0.26)              (0.38)          (0.39)          (0.38)          (0.38)          (0.19)
Distributions in Excess of
  Net Investment Income ..          (0.04)               0.00            0.00            0.00            0.00            0.00
                                  -------             -------         -------         -------         -------         -------
Total Distributions ......          (0.30)              (0.38)          (0.39)          (0.38)          (0.38)          (0.19)
                                  -------             -------         -------         -------         -------         -------
Net Asset Value, End of
  Period .................        $  7.84             $  7.08         $  7.65         $  7.66         $  7.87         $  7.82
                                  =======             =======         =======         =======         =======         =======
Total Return (%) (d) .....            8.6                (4.9)           13.9             5.3             8.0             1.8
Ratio of Operating
  Expenses to Average Net
  Assets (%) (b) .........           0.70(c)             0.70            0.70            0.75            0.85            0.85(c)
Ratio of Net Investment
  Income to Average Net
  Assets (%) .............           4.88(c)             5.07            5.24            5.18            5.06            4.83(c)
Portfolio Turnover Rate
  (%) ....................            121(c)              212             167             161             120             188(c)
Net Assets, End of Period
  (000) ..................        $28,938             $30,293         $32,707         $35,972         $32,057         $32,922

(a) Commencement of operations.
(b) The ratio of operating
    expenses to average
    net assets without giving
    effect to voluntary
    expense limitations
    described in Note 4 to
    the financial
    statements would have
    been (%) .............           1.49(c)             1.33            1.31            1.34            1.33            1.32(c)
(c) Computed on an annualized basis.
(d) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                                         See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                FINANCIAL HIGHLIGHTS -- continued
---------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                            CLASS B
                            ----------------------------------------------------------------------------------------------------
                               SEPTEMBER 13 (a)                                                                      SIX MONTHS
                                   THROUGH                            YEAR ENDED DECEMBER 31,                          ENDED
                                 DECEMBER 31,         -------------------------------------------------------         JUNE 30,
                                     1993              1994            1995            1996            1997              1998
                                -------------          ----            ----            ----            ----          -----------
Net Asset Value, Beginning
  of Period ..............        $  7.92             $  7.84         $  7.07         $  7.63         $  7.64         $  7.85
                                  -------             -------         -------         -------         -------         -------
Income From Investment
  Operations
Net Investment Income ....           0.10                0.32            0.33            0.33            0.34            0.16
Net Realized and
  Unrealized Gain (Loss)
  on Investments .........          (0.04)              (0.77)           0.56            0.01            0.20           (0.05)
                                  -------             -------         -------         -------         -------         -------
Total From Investment
  Operations                         0.06               (0.45)           0.89            0.34            0.54            0.11
                                  -------             -------         -------         -------         -------         -------
Less Distributions
Distributions From Net
  Investment Income ......          (0.10)              (0.32)          (0.33)          (0.33)          (0.33)          (0.16)
Distributions in Excess of
  Net Investment Income ..          (0.04)               0.00            0.00            0.00            0.00            0.00
                                  -------             -------         -------         -------         -------         -------
Total Distributions ......          (0.14)              (0.32)          (0.33)          (0.33)          (0.33)          (0.16)
                                  -------             -------         -------         -------         -------         -------
Net Asset Value, End of
  Period .................        $  7.84             $  7.07         $  7.63         $  7.64         $  7.85         $  7.80
                                  =======             =======         =======         =======         =======         =======
Total Return (%) (d) .....            0.8                (5.8)           12.9             4.6             7.2             1.5
Ratio of Operating
  Expenses to Average Net
  Assets (%) (b) .........           1.45(c)             1.45            1.45            1.50            1.60            1.60(c)
Ratio of Net Investment
  Income to Average Net
  Assets (%) .............           3.68(c)             4.32            4.49            4.43            4.31            4.08(c)
Portfolio Turnover Rate
  (%) ....................            121(c)              212             167             161             120             188(c)
Net Assets, End of Period
  (000) ..................        $ 1,849             $ 5,713         $ 5,617         $ 7,590         $ 8,881         $ 9,585

(a) Commencement of operations.
(b) The ratio of operating
    expenses to average
    net assets without
    giving effect to
    voluntary expense
    limitations described
    in Note 4 to the
    financial statements
    would have  been (%) .           2.24(c)             2.08            2.06            2.09            2.08            2.07(c)
(c) Computed on an annualized basis.
(d) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                                         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1998
(unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund"). The Fund seeks a high level of current income exempt from federal income tax and California personal income tax.

The Fund offers both Class A and Class B shares. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, and subadviser, under the supervision of the Fund's trustees.

b. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. OPTIONS. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

d. INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the fund may not be able to close out its futures positions due to an illiquid secondary market.

e. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

f. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate to differing treatments for trustee fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

g. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

h. ORGANIZATION EXPENSE. Costs incurred in 1993 in connection with the Fund's organization and initial registration amounted to $26,500 and were paid and were amortized over 60 months.

2. PURCHASE AND SALES OF SECURITIES. For the six months ended June 30, 1998 purchases and sales of securities (excluding short-term investments) were $43,000,993 and $40,132,753, respectively.

Investments in written options for the six months ended June 30, 1998 are summarized as follows:

                                                        WRITTEN OPTIONS
                                                     ----------------------
                                                     NUMBER OF     PREMIUMS
                                                     CONTRACTS     RECEIVED
                                                     ---------     --------
Open at December 31, 1997 .........................         0      $      0
Contracts opened ..................................       300       108,706
Contracts closed ..................................      (300)     (108,706)
                                                         ----      --------
Open at June 30, 1998 .............................         0      $      0
                                                         ====      ========

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million and 0.475% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors") at the rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million and 0.2375% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the six months ended June 30, 1998 are as follows:

     FEES EARNED(a)
     --------------
     $54,802                  NEFM
     $54,802                  Back Bay Advisors

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

b. ACCOUNTING AND ADMINISTRATION EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and related clerical functions relating to the Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1998 these expenses amounted to $10,400 and are shown separately in the financial statements as accounting and administrative.

c. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $40,587 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1998 is $222,162.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $11,604 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1998, the Fund paid New England Funds $34,813 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1998 amounted to $40,695.

d. TRANSFER AGENT FEES. New England Funds Services Corporation ("NEFSCO") is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1998, the Fund paid NEFSCO $15,117 as compensation for its services in that capacity. For the six months ended June 30, 1998, the Fund received $438 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFSCO, Nvest, NEFM, New England Funds or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

     Annual Retainer                         $231
     Meeting Fee                              159/meeting
     Annual Committee Member Retainer          35
     Annual Committee Chairman Retainer        23

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay Advisors and NEFM have voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and 1.60% of Class B average daily net assets. Prior to September 1, 1996 Back Bay Advisors and NEFM voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and effective September 13, 1993, 1.45% of Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing voluntary limitation during the six months ended June 30, 1998 Back Bay Advisors reduced it's subadvisory fee of $54,802 by $49,235 and NEFM reduced it's advisory fee of $54,802 by $49,235.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a comparable municipal bond fund that is not as concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of California municipal securities to meet their financial obligations. The Fund had the following industry concentrations in excess of 10% on June 30, 1998 as a percentage of the Fund's total net assets: Pollution Control (17.48%), Hospitals (11.70%) and Airports Bridges & Tunnels (10.96%).

6. CAPITAL SHARES. At June 30, 1998 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                        YEAR ENDED                   SIX MONTHS ENDED
                                                     DECEMBER 31, 1997                JUNE 30, 1998
                                               -----------------------------  -----------------------------
CLASS A                                          SHARES            AMOUNT          SHARES          AMOUNT
-------                                        ----------       -----------       --------       ----------
Shares sold .............................         709,930       $ 5,476,156        340,510       $2,677,137
Shares issued in connection with
 the reinvestment of:
  Distributions from net investment
    income ..............................         109,983           850,703         62,247          488,902
                                               ----------       -----------       --------       ----------
                                                  819,913         6,326,859        402,757        3,166,039
Shares repurchased ......................      (1,439,883)      (11,091,360)      (268,935)      (2,110,132)
                                               ----------       -----------       --------       ----------
Net increase (decrease) .................        (619,970)      $(4,764,501)       133,822       $1,055,907
                                               ----------       -----------       --------       ----------

                                                        YEAR ENDED                   SIX MONTHS ENDED
                                                     DECEMBER 31, 1997                JUNE 30, 1998
                                               -----------------------------  -----------------------------
CLASS B                                          SHARES            AMOUNT          SHARES          AMOUNT
-------                                        ----------       -----------       --------       ----------
Shares sold .............................         243,713       $ 1,879,601        220,928       $1,732,013
Shares issued in connection with
 the reinvestment of:
  Distributions from net investment
    income ..............................          25,454           196,528         14,833          115,940
                                               ----------       -----------       --------       ----------
                                                  269,167         2,076,129        235,761        1,847,953
Shares repurchased ......................        (130,715)         (999,604)      (138,892)      (1,087,959)
                                               ----------       -----------       --------       ----------
Net increase ............................         138,452         1,076,525         96,869          759,994
                                               ----------       -----------       --------       ----------
Increase (decrease) derived from capital
  shares transactions ...................        (481,518)      $(3,687,976)       230,691       $1,815,901
                                               ==========       ===========       ========       ==========

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the potfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------
AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. while it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                                  Bullseye Fund
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                        Tax Free Income Fund of New York
                  Intermediate Term Tax Free Fund of California

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about
          distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

 New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc.
    (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
                The program provides access to information about
        securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 1-800-289-9999 or by
                    visiting their web site at www.NASDR.com.

                                                              ------------------
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   NEW ENGLAND FUNDS(R)                                          U.S. Postage
Where The Best Minds Meet(R)                                         Paid
                                                                 Brockton, MA
                                                                Permit No. 770
                                                              ------------------


  ---------------------
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